Warrants - Narrative (FY) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)			$ 6.43
Warrant conversion price (in dollars per share)	$ 11.57
Common Stock
Class of Warrant or Right [Line Items]
Exercise of warrants (in shares)	844,335	93,349
Warrants issued with 2015 Notes, 2016 Notes, 2017 Notes, and 2018 Notes
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 6.43